Note 14 - Related Party Balances and Transactions - Related Party Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Universal Mineral Services Ltd. 1
Fees, salaries and other employee benefits	$ 3,302	$ 4,201
Legal and professional fees	316	171
Marketing and investor relations	1,453	1,024
Insurance	202	37
Office and administration	603	652
Regulatory, transfer agent and shareholder information	319	275
Project investigation costs	105	224
Exploration and evaluation expenditures:
Committee Bay	58,728	22,765
Short-term benefits	1,545	1,380
Share-based payments	709	1,351
	2,254	2,731
Homestake Ridge mining property [member]
Exploration and evaluation expenditures:
Committee Bay	7,070	142
Peruvian exploration projects [member]
Exploration and evaluation expenditures:
Committee Bay	7,410	1,883
Universal Mineral Services Ltd. [member]
Universal Mineral Services Ltd. 1
Fees, salaries and other employee benefits	574	323
Legal and professional fees		1
Marketing and investor relations	7	10
Insurance	2
Office and administration	419	401
Regulatory, transfer agent and shareholder information	17	10
Project investigation costs	10
Exploration and evaluation expenditures:
Total transactions for the period	2,046	819
Universal Mineral Services Ltd. [member] | Committee Bay mining property [member]
Exploration and evaluation expenditures:
Committee Bay	529	22
Universal Mineral Services Ltd. [member] | Homestake Ridge mining property [member]
Exploration and evaluation expenditures:
Committee Bay	136	2
Universal Mineral Services Ltd. [member] | Peruvian exploration projects [member]
Exploration and evaluation expenditures:
Committee Bay	$ 352	$ 50